Document and Entity Information	Dec. 27, 2024
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2024
Registrant Name	Fidelity Merrimack Street Trust
Central Index Key	0001562565
Investment Company Type	N-1A
Amendment Flag	false